Financial risk management - Credit risk (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) item customer	Dec. 31, 2020 CAD ($) customer
Credit risk
Allowance for expected credit losses	$ 338,034	$ 300,000
Overdue accounts
Credit risk
Allowance for expected credit losses	$ 3,572,670	$ 4,999,819
Major customer
Credit risk
Number of major customers | item	2
Percentage of total revenue	5.00%	9.00%
Major customer | Accounts receivable
Credit risk
Number of major customers | customer	2	4
Percentage of total revenue	5.00%	5.00%
Gross accounts receivable balance	$ 31,310,642	$ 32,159,306